Organization, Description of Business and Going Concern (Details) - shares		12 Months Ended
	Aug. 29, 2022	Dec. 31, 2022
Organization, Description of Business and Going Concern [Line Items]
Issued shares	205
Share forward split		48,011,600
Common Stock [Member]
Organization, Description of Business and Going Concern [Line Items]
Share forward split	43,274,400
New Retail International Pte Ltd. [Member]
Organization, Description of Business and Going Concern [Line Items]
Interest percentage	100.00%
Preference shares	5,002
Singapore, Dollars | New Retail International Pte Ltd. [Member]
Organization, Description of Business and Going Concern [Line Items]
Issued shares	8,202
Preference shares	3,440
Share Swap Agreement [Member]
Organization, Description of Business and Going Concern [Line Items]
Issued shares	16,644
Share Swap Agreement [Member] | New Retail International Pte Ltd. [Member]
Organization, Description of Business and Going Concern [Line Items]
Interest percentage	100.00%
Issued shares	16,644